Shareholders' equity and share-based payments - Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders' equity and share-based payments
Actuarial gains and losses	$ 42	$ 20	$ (114)
Change in fair value of investments in equity instruments	(193)	144	(11)
Tax effect	51	46	(11)
Currency translation adjustment generated by the parent company	8,737	(4,163)	2,573
Items not potentially reclassifiable to profit and loss	8,637	(3,953)	2,437
Currency translation adjustment	(7,072)	2,759	(3,277)
Unrealized gain/(loss) of the period	(7,084)	2,879	(2,524)
Less gain/(loss) included in net income	(12)	120	753
Cash flow hedge	(1,060)	3,119	2,898
Unrealized gain/(loss) of the period	(1,709)	188	3,155
Less gain/(loss) included in net income	(649)	(2,931)	257
Variation of foreign currency basis spread	22	(32)	(11)
unrealized gain/(loss) of the period	8	(50)	(37)
Less gain/(loss) included in net income	(14)	(18)	(26)
Share of other comprehensive income of equity affiliates, net amount	(484)	(246)	(208)
Unrealized gain/(loss) of the period	(460)	(294)	(194)
Less gain/(loss) included in net income	24	(48)	14
Other	8	1	(2)
Tax effect	255	(814)	(730)
Sub-total items potentially reclassifiable to profit and loss	(8,331)	4,787	(1,330)
Total other comprehensive income (net amount)	$ 306	$ 834	$ 1,107